Earnings (Loss) Per Share (Details) - Schedule of computation of earnings (loss) per basic and diluted share - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net earnings (loss) attributable to common stockholders (in Dollars)	$ 20,673,440	$ (3,356,956)	$ 6,534,775	$ (6,860,958)	$ (33,217,937)	$ (15,127,629)
Add: After tax effect of convertible secured debentures interest (in Dollars)	1,129,509
Net earnings (loss) attributable for dilutive securities (in Dollars)	$ 21,802,949	$ (3,356,956)	$ 6,534,775	$ (6,860,958)
Denominator:
Weighted average shares used to compute basic EPS	39,963,266	9,669,217	39,872,864	9,669,217	18,982,139	9,637,962
Dilutive effect of:
Stock options (in Dollars)	$ 380,204		$ 190,102
Restricted and performance stock units	1,079,424		539,712
Warrants	18,722,425		18,722,425		18,722,425
Earnout shares	7,499,993		7,499,993
Convertible debt (in Dollars)	$ 2,922,425		$ 2,922,425	$ 5,299,546
Weighted average shares used to compute diluted EPS	44,345,319	9,669,217	40,602,678	9,669,217	18,982,139	9,637,962
Basic income (loss) per share (in Dollars)	$ 0.52	$ (0.35)	$ 0.16	$ (0.71)
Diluted income (loss) per share (in Dollars)	$ 0.49	$ (0.35)	$ 0.16	$ (0.71)
Anti-dilutive securities excluded from shares outstanding:
Stock options	764,296	3,967,959	764,296	3,967,959	3,506,184	3,949,158
Restricted and performance stock units	1,480,101		1,480,101		3,134,677
Total	28,466,815	3,967,959	23,889,247	9,267,505	35,785,704	3,949,158